Consolidated Statements of Changes in Shareholders' Equity (CAD) In Thousands, unless otherwise specified	Total	Common shares	Additional paid-in capital	Deficit	Accumulated other comprehensive (loss) income
Beginning balance at Dec. 31, 2011	143,576	304,896	7,618	(168,943)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(13,673)	0	0	(13,673)	0
Unrealized foreign currency translation loss	(32)	0	0	0	(32)
Share option plan	1,327	0	1,327	0	0
Stock award plan	47	0	47	0	0
Exercised stock options	7	12	(5)	0	0
Repurchase of shares to settle stock award plan	(148)	0	(148)	0	0
Senior executive stock option plan	1,453	0	1,453	0	0
Ending balance at Dec. 31, 2012	132,557	304,908	10,292	(182,616)	(27)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	69,184	0	0	69,184	0
Unrealized foreign currency translation loss	27	0	0	0	27
Share option plan	981	0	981	0	0
Exercised stock options	1,175	1,742	(567)	0	0
Repurchase of shares to settle stock award plan	(11,740)	(16,133)	4,393	0	0
Senior executive stock option plan	(349)	0	(349)	0	0
Ending balance at Dec. 31, 2013	191,835	290,517	14,750	(113,432)	0